As filed with the Securities and Exchange Commission on May 25, 2001
                                               Securities Act File No. 333-52368
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                      [X]


                        PILGRIM INTERNATIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference from the definitive Proxy Statement/Prospectus filed on EDGAR on January 31, 2001 (SEC File No.
333-52368), and the definitive Statement of Additional Information filed on EDGAR on January 31, 2001 (SEC File No. 333-52368).

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Seventh of the Articles of Incorporation provides to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law. No provision of the Articles of Incorporation shall be effective to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under that agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation, or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

     (1) (A) Form of Articles of Incorporation filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (B) Form of Articles Supplementary Designating Classes A, B, C & Q filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.

     (2) Form of Bylaws filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.

     (3)  Not Applicable

     (4) Form of Agreement and Plan of Reorganization between ING Funds Trust on behalf of ING International Equity Fund and Pilgrim International Fund, Inc. - filed as an exhibit to Registrant's Form N-14 Registration Statement filed on December 21, 2000 and incorporated herein by reference.

     (5)  Not Applicable

     (6) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - filed as an exhibit to Registrant's Form N-14 Registration Statement filed on December 21, 2000 and incorporated herein by reference.

     (7) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. - filed as an exhibit to Registrant's Form N-14 Registration Statement filed on December 21, 2000 and incorporated herein by reference.

     (8)  Not Applicable

     (9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (B) Form of Amended Custodian Agreement between Registrant and Brown Brothers Harriman & Co. filed as an exhibit to Post-Effective Amendment No. 13 to Registrant's Form N-1A Registration Statement filed on March 1, 2001 and incorporated herein by reference.

     (10) (A) Form of Service and Distribution Plan for Class A Shares filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (B) Form of Service and Distribution Plan for Class B Shares filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (C) Form of Service and Distribution Plan for Class C Shares filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (D) Form of Shareholder Service Plan for Class Q Shares filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (E) Form of Multiple Class Plan Pursuant to Rule 18f-3 filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.

     (11) Opinion and Consent of Counsel - filed as an exhibit to Registrant's Form N-14 Registration Statement filed on December 21, 2000 and incorporated herein by reference.

     (12) (A)  Opinion of Counsel supporting tax matters and consequences
               - filed herewith.
          (B)  Consent of Counsel - filed herewith.

     (13) (A) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement filed on July 26, 2000 and incorporated herein by reference.
          (B) Form of Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - filed herewith.

     (14) Consents of Independent Auditors - filed as exhibits to Pre-Effective Amendment No 1 to Registrant's Form N-14 Registration Statement filed on January 19, 2001 and incorporated herein by reference.

     (15) Not Applicable

     (16) Powers of Attorney - filed as an exhibit to Registrant's Form N-14 Registration Statement filed on December 21, 2000 and incorporated herein by reference.

     (17) Not Applicable

ITEM 17. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 25th day of May, 2001.

                                  PILGRIM INTERNATIONAL FUND, INC.


                                  By: /s/ Kimberly A. Anderson
                                      -----------------------------------
                                      Kimberly A. Anderson
                                      Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                      Title                             Date
       ---------                      -----                             ----

                                  Director and Chairman             May 25, 2001
-------------------------
John G. Turner*

                                  President and Chief               May 25, 2001
-------------------------         Executive Officer
James M. Hennessy

                                  Senior Vice President and         May 25, 2001
-------------------------         Principal Financial Officer
Michael J. Roland*                (Principal Financial Officer)


                                  Director                          May 25, 2001
-------------------------
Paul S. Doherty*

                                  Director                          May 25, 2001
-------------------------
Alan L. Gosule*

                                  Director                          May 25, 2001
-------------------------
Walter H. May, Jr.*

                                  Director                          May 25, 2001
-------------------------
Thomas J. McInerney

                                  Director                          May 25, 2001
-------------------------
Jock Patton*

                                  Director                          May 25, 2001
-------------------------
David W.C. Putnam*

                                  Director                          May 25, 2001
-------------------------
Blaine E. Rieke

                                  Director                          May 25, 2001
-------------------------
Richard A. Wedemeyer


* By: /s/ James M. Hennessy
      ------------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 1, 2000.

                                 EXHIBIT INDEX
                                 -------------

(12) (A)       Opinion of Counsel supporting tax matters and consequences
(12) (B)       Consent of Counsel